Goodwill and Other Intangibles - Summary of Goodwill and Other Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Period (In Years)	7 years 7 months 6 days	13 years 1 month 6 days
Gross Carrying Value	$ 4,401	$ 2,125
Accumulated Amortization	(1,394)	(1,168)
Net Carrying Value	3,007	957
Lease Related Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Period (In Years)	6 years 9 months 18 days	10 years 1 month 6 days
Gross Carrying Value	3,621	1,345
Accumulated Amortization	(825)	(621)
Net Carrying Value	2,796	724
Non-Compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Period (In Years)	1 month 6 days	1 month 6 days
Gross Carrying Value	30	30
Accumulated Amortization	(16)	(11)
Net Carrying Value	14	19
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Period (In Years)	8 months 12 days	2 years 10 months 24 days
Gross Carrying Value	750	750
Accumulated Amortization	(553)	(536)
Net Carrying Value	$ 197	$ 214